Mutual Fund Series Trust

November 3, 2023 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:                  Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Floating Rate Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Systematic Alpha Fund, Catalyst/Warrington Strategic Program Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Dynamic Commodity Strategy Fund, Catalyst/Millburn Hedge Strategy Fund, and Catalyst Nasdaq-100 Hedged Equity Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 521, which was filed with the Commission on October 25, 2023 and (ii) that Post-Effective Amendment No. 521 has been filed electronically with the Commission.

Very truly yours,

_/s/ Jennifer Bailey_________

Jennifer Bailey

Secretary